FEDERATED HERMES MDT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 15, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MDT SERIES (the “Registrant”) Federated Hermes MDT Large Cap Growth Fund (the “Fund”) Class R6 Shares
1933 Act File No. 333-134468 1940 Act File No. 811-21904

Dear Sir or Madam:

Post-Effective Amendment No. 39 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 39 under the Investment Company Act of 1940, as amended, to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on May 29, 2024, pursuant to the provisions of Rule 485(a) pursuant to paragraph (a)(1) under the 1933 Act. A Rule 485(a) filing is being made to add Class R6 Shares to the Fund.

The Fund may be marketed through banks, savings associations or credit unions.

The Registrant will update certain information, including financial information, by amendment. The Registrant anticipates filing a Post-Effective Amendment pursuant to Rule 485(b) on or about May 29, 2024, to become effective immediately, simultaneously with the effectiveness of the Registrant’s Rule 485(a) Post-Effective Amendment.

If you have any questions on the enclosed material, please contact me at Julie.Meyers@FederatedHermes.com or (724) 720-8834.

Very truly yours,

/s/ Julie D. Meyers
Julie D. Meyers
Senior Paralegal
Federated Hermes, Inc.